Related Party Transactions (Summary of Due from and Prepayment to Related Parties) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Ending Balance with Related Parties [Line Items]
Due from Related Party (matching loans)	$ 174,574	$ 0
Sohu [Member]
Schedule of Ending Balance with Related Parties [Line Items]
Due from Related Party (matching loans)	161,834	0
SoEasy [Member]
Schedule of Ending Balance with Related Parties [Line Items]
Due from Related Party (matching loans)	$ 12,740	$ 0